Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025 [1]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	47,395,576	243,463,650
Warrants as exercisable to common shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	157,960	677,934
Stock options issued and outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	47,237,616	42,855,647
Preferred shares as convertible to common shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		199,930,069

[1]	Shares have been recast to reflect the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.